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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

    For the monthly distribution period from April 1, 2007 to April 30, 2007

                    Commission File Number of issuing entity:
                                  333-131196-08

                        Home Equity Loan Trust 2007-HSA1
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131196

                Residential Funding Mortgage Securities II, Inc.
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                     Delaware                                       None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
        organization of the issuing entity)                  Identification No.)

  c/o Residential Funding Company, LLC, as Master
                     Servicer                                       55437
          8400 Normandale Lake Boulevard                            (Zip Code)
                Minneapolis, Minnesota 55437
    (Address of principal executive offices of
                  issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

           Title of Class            Registered/reported pursuant to (check one)       Name of exchange
                                                                                      (If Section 12(b))
                                     Section 12(b)   Section 12(g)   Section 15(d)
Class A Home Equity Loan-Backed
Term Notes,  Series 2007-HSA1            [___]           [___]          [ X ]           _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___


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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement dated February 23, 2007 relating to the Home Equity Loan Trust 2007-HSA1 Home Equity Loan-Backed Term Notes, Series 2007-HSA1, Class A, and related Prospectus dated December 15, 2006 (collectively, the "Prospectus"), of the Home Equity Loan Trust 2007-HSA1 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

                           PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

See Exhibit 99.2.

ITEM 8 - Other Information.

Nothing to report.


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ITEM 9 - Exhibits

        (a) Documents filed as part of this report.

Exhibit 99.1   May 2007 Monthly Statement to Noteholders.

Exhibit 99.2 Financial Statements of MBIA Insurance Corporation (incorporated by reference to the unaudited consolidated financial statements of MBIA Insurance Corporation included in the Quarterly Report on Form 10-Q for the period ended March 31, 2007 filed by MBIA Inc. with the Securities and Exchange Commission).

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 4.3 Servicing Agreement dated as of February 27, 2007 among Residential Funding Company, LLC, as master servicer, LaSalle Bank National Association, as indenture trustee, and the Home Equity Loan Trust 2007-HSA1, as issuer (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 14, 2007).

Exhibit 4.4 Amended and Restated Trust Agreement dated as of February 27, 2007 between Residential Funding Mortgage Securities II, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 14, 2007).

Exhibit 4.5 Indenture dated as of February 27, 2007 between Home Equity Loan Trust 2007-HSA1, as issuer, and LaSalle Bank National Association, as indenture trustee, and Appendix A thereto (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 14, 2007).

Exhibit 10.1 Home Equity Loan Purchase Agreement dated as of February 27, 2007 by Residential Funding Mortgage Securities II, Inc., as purchaser, and Residential Funding Company, LLC, as seller (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 14, 2007).

Exhibit 10.2 Financial Guaranty Insurance Policy issued by MBIA Insurance Corporation relating to Home Equity Loan-Backed Notes, Series 2007-HSA1 (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 14, 2007).

Exhibit 99.1   May 2007 Monthly Statement to Noteholders.


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                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  May 25, 2007



                                    Home Equity Loan Trust 2007-HSA1
                                    (Issuing entity)

                                    By:   Residential Funding Company, LLC,
                                          as Master Servicer


                                            By:  /s/ Darsi Meyer
                                                 Name:   Darsi Meyer
                                                 Title:  Director


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

                                INDEX TO EXHIBITS

Exhibit 99.1   May 2007 Monthly Statement to Noteholders

Exhibit 99.2 Financial Statements of MBIA Insurance Corporation (incorporated by reference to the unaudited consolidated financial statements of MBIA Insurance Corporation included in the Quarterly Report on Form 10-Q for the period ended March 31, 2007 filed by MBIA Inc. with the Securities and Exchange Commission)


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


                EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS


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

                                                                    EXHIBIT 99.2

               FINANCIAL STATEMENTS OF MBIA INSURANCE CORPORATION

The unaudited consolidated financial statements of MBIA Insurance Corporation included in the Quarterly Report on Form 10-Q for the period ended March 31, 2007 filed by MBIA Inc. with the Securities and Exchange Commission are hereby incorporated by reference in this Exhibit 99.2 to Report on Form 10-D.


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